Bank Indebtedness	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Bank Indebtedness
16.	BANK INDEBTEDNESS
On November 30, 2018, the Company obtained US $250.0 million in the form of a traditional asset-based revolving credit facility (the “Revolving Credit Facility”). The Revolving Credit Facility is secured by substantially all of the Company’s assets. Under the General Security Agreement, the Revolving

Credit Facility has a priority claim on the accounts receivable and the inventories of the Company and a secondary claim on the rest of the Company’s assets. The Revolving Credit Facility bears interest at a rate of London Inter-Bank Overnight Rate (“LIBOR”) plus an applicable margin of
1.5
%.
At March 31, 2022, the Company had drawn $0.1 million (US $0.09 million), and there was $278.2 million (US $222.6 million) of unused availability after taking into account $34.1 million (US $27.3 million) of outstanding letters of credit and borrowing base reserves. At March 31, 2021, the Company had drawn $90.1 million (US $71.7 million), and there was $200.8 million (US $156.5 million) of unused availability after taking into account $27.4 million (US $21.8 million) of outstanding letters of credit, and borrowing base reserves. The Revolving Credit Facility has an initial maturity date of
November 30, 2023.
Transaction

costs
related to the Revolving Credit Facility amounted to $
7.0
 million, and are disclosed as other assets in the consolidated statements of financial position, and have been amortized to net income
(loss) on a straight line basis over the life of this facility. At March 31, 2022, the unamortized transaction costs related to the Revolving Credit Facility amounted to $
2.1
 million (March 31,
2021 - $
3.5
million)
.
Under the terms of the Revolving Credit Facility the Company is required to be in compliance with various restrictive covenants which, among other things, limit the incurrence of additional indebtedness, limit investments and dividends, permitted acquisitions, asset sales, liens and encumbrances and other matters customarily restricted in such agreements. At March 31, 2022 and March 31, 2021, the Company was in compliance with these covenants.
The changes in the Company’s bank indebtedness for the years ended March 31, 2022 and March 31, 202
1
 arising from financing activities are presented below:

Balance at March 31, 2020	$256.2
Revolving Credit Facility drawn	173.3
Repayment of Revolving Credit Facility	(318.4)
Exchange	(21.0)

Balance at March 31, 2021	$90.1
Revolving Credit Facility drawn	18.3
Repayment of Revolving Credit Facility	(105.1)
Foreign exchange	(3.2)

Balance at March 31, 2022	$0.1